UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
February 10, 2011

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	8993
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      171     4750 SH       SOLE                     4750
BECTON DICKINSON               COM              075887109      388     4595 SH       SOLE                     4595
BRIDGE RESOURCES               COM              10805W105        4    30000 SH       SOLE                    30000
CATERPILLAR INC                COM              149123101      155     1660 SH       SOLE                     1660
CHEVRON CORP                   COM              166764100       16      175 SH       SOLE                      175
CISCO SYSTEMS                  COM              17275R102      240    11855 SH       SOLE                    11855
CONOCOPHILLIPS                 COM              20825c104       72     1060 SH       SOLE                     1060
CONSOLIDATED EDISON            COM              209115104      325     6550 SH       SOLE                     6550
COSTCO                         COM              22160K105      471     6520 SH       SOLE                     6520
DU PONT NEMOURS                COM              263534109       91     1825 SH       SOLE                     1825
DUKE ENERGY                    COM              26441C105      269    15100 SH       SOLE                    15100
E M C CORP                     COM              268648102       56     2450 SH       SOLE                     2450
EXXON MOBIL                    COM              30231G102      683     9343 SH       SOLE                     9343
GENERAL ELECTRIC               COM              369604103      214    11675 SH       SOLE                    11675
GENERAL MILLS                  COM              370334104       69     1950 SH       SOLE                     1950
HEWLETT PACKARD                COM              428236103       98     2325 SH       SOLE                     2325
INT'L BUS MACH                 COM              459200101       80      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      407     6585 SH       SOLE                     6585
METLIFE                        COM              59156R108      172     3875 SH       SOLE                     3875
MICRON TECH                    COM              595112103        7      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      395    14140 SH       SOLE                    14140
NOBLE CORP                     COM                              98     2750 SH       SOLE                     2750
PROCTOR & GAMBLE               COM              742718109      221     3443 SH       SOLE                     3443
STATE STREET                   COM              857477103       25      550 SH       SOLE                      550
US BANCORP                     COM              902973106      566    20975 SH       SOLE                    20975
WAL-MART                       COM              931142103       59     1100 SH       SOLE                     1100
WELLS FARGO                    COM              949746101        6      200 SH       SOLE                      200
BARCLAYS BK 6.625% PERP                         06739F390       16      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       23      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       48     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      106     6550 SH       SOLE                     6550
ARTISAN INTL FD                                 04314H204       45 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209     1277 24918.765SH       SOLE                24918.765
INVESCO DEVELOPING MKTS A                       00141T577      362 10947.416SH       SOLE                10947.416
LAUDUS INT'L MRKTMASTERS INST                   808509640     1163 60469.101SH       SOLE                60469.101
LAUDUS INT'L MRKTMASTERS INV                    808509889       23 1192.820 SH       SOLE                 1192.820
THORNBURG VAL FD-A                              885215731       89 2617.048 SH       SOLE                 2617.048
ISHARES COMEX GOLD TRUST                        464285105      259 18600.000SH       SOLE                18600.000
ISHARES S&P PREFD INDX                          464288687      221 5705.000 SH       SOLE                 5705.000